PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT	PROPERTY AND EQUIPMENT
A summary of property and equipment at December 31 follows:

	2025	2024
	(In thousands)
Land and land improvements	$17,390	$16,329
Buildings	66,369	64,103
Equipment	83,743	80,988
	167,502	161,420
Accumulated depreciation and amortization	(128,530)	(123,928)
Property and equipment, net	$38,972	$37,492
Depreciation expense was $5.0 million, $5.2 million and $5.2 million in 2025, 2024 and 2023, respectively.